UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

Item 1. Schedule of Investments.

GaveKal Platform Company Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 94.4%
	CONSUMER DISCRETIONARY – 14.5%
11,090	Comcast Corp. - Cl. A	$251,410
7,850	DIRECTV - Cl. A*	370,677
10,410	Garmin Ltd.	380,902
21,890	International Game Technology	373,444
12,880	Mattel, Inc.	371,073
3,940	NIKE, Inc. - Cl. B	378,949
7,070	Time Warner, Inc.	246,177
14,090	Urban Outfitters, Inc.*	380,148
		2,752,780

	CONSUMER STAPLES – 16.7%
17,100	Ajinomoto Co., Inc.	204,837
9,150	Asahi Group Holdings Ltd.	203,095
2,260	Beam, Inc.	118,695
3,660	Brown-Forman Corp. - Cl. B	292,105
3,390	Clorox Co.	220,214
3,252	Coca-Cola Co.	218,632
10,910	Coca-Cola West Co., Ltd.	184,900
4,940	Diageo PLC	105,560
4,730	FamilyMart Co., Ltd.	188,673
3,690	JM Smucker Co.	280,366
12,280	Kroger Co.	284,650
3,250	Lawson, Inc.	192,474
4,560	McCormick & Co., Inc.	222,072
4,340	Procter & Gamble Co.	280,234
6,840	Seven & I Holdings Co., Ltd.	190,976
		3,187,483

	FINANCIALS– 1.0%
7,120	NASDAQ OMX Group, Inc.*	186,900

	HEALTH CARE – 17.9%
3,420	Abbott Laboratories	186,561
5,140	Astellas Pharma, Inc.	198,129
3,000	Becton, Dickinson and Co.	221,340
7,124	Bristol-Myers Squibb Co.	233,097
2,570	C.R. Bard, Inc.	224,078
9,740	Daiichi Sankyo Co., Ltd.	175,627
6,880	Gilead Sciences, Inc.*	274,168
3,600	Henry Schein, Inc.*	231,624
4,780	Hisamitsu Pharmaceutical Co., Inc.	190,710
4,300	Johnson & Johnson	278,296
1,650	Ono Pharmaceutical Co., Ltd.	85,963
14,050	Pfizer, Inc.	281,984

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GaveKal Platform Company Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
3,980	Quest Diagnostics, Inc.	$233,467
3,110	Shire PLC	104,583
1,254	Taisho Pharmaceutical Holdings Co., Ltd.*	83,913
4,240	Takeda Pharmaceutical Co., Ltd.	174,154
2,940	Waters Corp.*	235,200
		3,412,894

	INDUSTRIALS – 5.6%
49,690	Delta Air Lines, Inc.*	403,483
4,870	Lockheed Martin Corp.	380,590
3,600	United Technologies Corp.	275,760
		1,059,833

	INFORMATION TECHNOLOGY – 36.7%
22,760	Activision Blizzard, Inc.	282,679
13,630	Analog Devices, Inc.	475,142
17,890	CA, Inc.	379,268
17,040	EMC Corp.*	392,090
610	Google, Inc. - Cl. A*	365,628
19,540	Intel Corp.	486,741
10,490	KLA-Tencor Corp.	483,589
18,470	Maxim Integrated Products, Inc.	473,755
13,690	Microchip Technology, Inc.	477,918
10,840	Microsoft Corp.	277,287
15,340	Nuance Communications, Inc.*	377,057
11,950	Oracle Corp.	374,633
8,340	QUALCOMM, Inc.	457,032
22,590	Symantec Corp.*	369,347
13,450	Synopsys, Inc.*	376,197
15,830	Texas Instruments, Inc.	476,483
14,610	Xilinx, Inc.	477,893
		7,002,739

	MATERIALS – 1.0%
3,050	Sigma-Aldrich Corp.	197,671

	TELECOMMUNICATION SERVICES – 1.0%
50	NTT DoCoMo, Inc.	88,377
34,970	Vodafone Group PLC	94,663
		183,040
	TOTAL COMMON STOCKS
	(Cost $17,373,129)	17,983,340

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GaveKal Platform Company Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011 (Unaudited)

Principal Amount		Value
	Short-Term Investments – 5.2%
$995,836	UMB Money Market Fiduciary, 0.01%[1]	$995,836
	Total Short-Term Investments
	(Cost $995,836)	995,836

	Total Investments – 99.6%
	(Cost $18,368,965)	18,979,176
	Other Assets in Excess of Liabilities – 0.4%	84,593
	Total Net Assets – 100.0%	$19,063,769

PLC – Public Limited Company

* Non-income producing security.

1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

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GaveKal Platform Company Fund
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

Note 1 – Organization

GaveKal Platform Company Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital growth. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

Note 2 –Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

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GaveKal Platform Company Fund
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

Note 3 – Federal Income Tax Information.

At November 30, 2011, gross unrealized appreciation and depreciation on investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$18,368,965

Unrealized appreciation	$806,857
Unrealized depreciation	(196,779)
Net unrealized appreciation on investments and foreign currency translations	$610,078

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure.

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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GaveKal Platform Company Fund
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$2,752,780	$—	$—	$2,752,780
Consumer Staples	2,022,528	1,164,955	—	3,187,483
Financials	186,900	—	—	186,900
Health Care	2,483,728	929,166	—	3,412,894
Industrials	1,059,833	—	—	1,059,833
Information Technology	7,002,739	—	—	7,002,739
Materials	197,671	—	—	197,671
Telecommunication Services	183,040	—	—	183,040
Short-Term Investments	995,836	—	—	995,836
Total Investments, at Value	$16,885,055	$2,094,121	$—	$18,979,176

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $2,094,121 of investment securities from the Fund were classified as level 2 instead of level 1.

**The fund did not hold any level 3 securities as of period end.

There were no transfers between Levels as of the beginning and ending of the period.

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Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	GaveKal Platform Company Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	1/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	1/30/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	1/30/12

* Print the name and title of each signing officer under his or her signature.

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